Note 14 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended December 31,
	2018	2017	2016
Tax at federal statutory rate	$(2,937)	$(4,185)	$(3,505)
State, net of federal benefit	(455)	(1,238)	(315)
Research and development credit	(236)	(135)	(89)
Stock-based compensation	440	344	136
Nondeductible interest	—	—	590
Warrant and derivative revaluation	—	—	328
Change in Federal tax rate	—	8,172	—
Other	22	7	94
Change in valuation allowance	3,166	(2,965)	2,761
Total provision for income taxes	$—	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2018	2017
Accrued compensation	$84	$110
Inventory adjustments	276	449
Depreciation and amortization - noncurrent	113	146
Share-based compensation	648	558
Net operating loss and tax credit carryforwards - noncurrent	20,698	17,368
Other	12	34
Gross deferred tax asset	21,831	18,665
Valuation allowance	(21,831)	(18,665)
Net deferred tax asset	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	December 31,
	2018	2017
Balance, beginning of year	$725	$608
Additions based on tax positions related to the current year	166	117
Additions (reductions) for tax positions related to prior years	—	—
Balance, end of year	$891	$725